Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net	Property, Equipment and Software, Net
Property, equipment and software consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Capitalized technology	$34,586	$20,908
Furniture, fixtures and equipment	3,792	3,228
Leasehold improvements	979	862
Total property, equipment and software	39,357	24,998
Less accumulated depreciation and amortization	(24,714)	(14,440)
Property, equipment and software, net	$14,643	$10,558
Depreciation and amortization expense for the years ended December 31, 2021, 2020 and 2019 was $10.3 million, $6.7 million and $4.3 million, respectively.